Leases	12 Months Ended
Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Leases

Note 8—Leases

The Company leases its office facilities under operating lease agreements expiring through 2024. While each of the leases includes renewal options, the Company has only included the base lease term in its calculation of lease assets and liabilities as it is not reasonably certain to utilize the renewal options. The Company does not have any finance leases.

Balance sheet information related to operating leases is as follows (in thousands):

December 31, 2020
Assets
Right-of-use assets	$3,884

Liabilities
Current lease liabilities	1,412
Non-current lease liabilities	4,555
Total liabilities	$5,967

Lease expense information related to operating leases is as follows (in thousands):

	2020	2019
Lease expense
Operating lease expense	$1,479	$1,442
Short-term lease expense	586	708
Less: Sublease income	(605)	-
Total lease expense	$1,459	$2,150

Lease expenses are included in “General and administrative” expenses in the Company’s consolidated statements of operations. The impact of the Company’s leases on the consolidated statements of cash flows is presented in the operating activities section, which mainly consisted of cash paid for operating lease liabilities of approximately $1.9 million and $1.9 million during the years ended December 31, 2020 and 2019.

As of December 31, 2020, operating leases had a weighted-average remaining lease term of approximately 3.5 years, and a weighted-average discount rate of 11.50% to measure operating lease liabilities.

The following table presents information regarding the maturities of the undiscounted remaining operating lease payments, with a reconciliation to the amount of the liabilities representing such payments as presented in the December 31, 2020 Consolidated Balance Sheet (in thousands).

Years Ending December 31,
2021	$2,022
2022	2,021
2023	2,022
2024	2,021
Total minimum lease payments	$8,086
Less: Imputed interest	(2,331)
Total operating lease liabilities	$5,755

Operating lease amounts above do not include sublease income. The Company has entered into a sublease agreement with a third party. Under the agreement, the Company expects to receive sublease income of approximately $2.7 million in the next four years.